Accounts Receivable (Accounts Receivable, Net) (Details) - USD ($) $ in Millions	Oct. 31, 2015	Apr. 30, 2015	May. 31, 2014	May. 31, 2013	May. 31, 2012
Accounts Receivable [Abstract]
Accounts receivable	$ 294.1	$ 308.4	$ 369.4
Unbilled accounts receivable	44.7	41.5	53.0
Less: allowance for doubtful accounts	(12.0)	(11.9)	(18.2)	$ (16.0)	$ (18.1)
Accounts receivable, net	$ 326.8	$ 338.0	$ 404.2